CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS - Parentheticals [Abstract]
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	475,000,000	475,000,000
Common stock shares issued	20,926,715	16,317,000
Common stock shares outstanding	20,926,715	16,317,000
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	640,692	0
Preferred stock shares outstanding	640,692	0